Financial Risks - Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	€ 99	€ 113
Borrowings	1,982	3,013
Lease liabilities	187	216
Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	156	187
Subordinated loans	2,529	2,954
Borrowings	1,956	3,762
Investment contracts	97,290	91,095
Lease liabilities	219	261
Other financial liabilities	4,016	4,307
On demand [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Investment contracts	38,487	39,959
Other financial liabilities	2,877	3,419
Not later than 1 year [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	83	10
Subordinated loans	78	88
Borrowings	94	1,155
Investment contracts	58,621	50,922
Lease liabilities	31	37
Other financial liabilities	1,099	856
Later than one year and not later than two years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	3	94
Subordinated loans	78	88
Borrowings	713	588
Investment contracts	104	9
Lease liabilities	28	30
Other financial liabilities	36	27
Later than two years and not later than three years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	3	3
Subordinated loans	59	88
Borrowings	48	805
Investment contracts	21	118
Lease liabilities	26	27
Later than three years and not later than four years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	3	3
Subordinated loans	40	67
Borrowings	48	51
Investment contracts	3	24
Lease liabilities	22	25
Other financial liabilities	0	4
Later than four years and not later than five years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	3	3
Subordinated loans	40	46
Borrowings	48	51
Investment contracts	12	4
Lease liabilities	17	21
Later than 5 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	61	72
Subordinated loans	2,234	2,577
Borrowings	1,004	1,112
Investment contracts	41	60
Lease liabilities	€ 96	€ 123